Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,260	882	2,532	1,870
In respect of prior period U.K.	—	(206)	22	(206)
In respect of current period U.S.	—	—	(1)	(1)

	1,260	676	2,553	1,663
Deferred tax:
In respect of current period U.S.	12	9	24	17
In respect of prior period U.S.	—	—	—	(1)

Income tax credit	1,272	685	2,577	1,679

	June 30, 2024	December 31, 2023
	(in thousands)
	£	£

Current income tax receivable
U.K. tax	3,660	5,121
U.S. tax	2	2

	3,662	5,123

Deferred tax asset
U.S. deferred tax asset	168	143